Risk management	12 Months Ended
Dec. 31, 2018
Risk management
Risk management

33.  Risk management

Vale considers that an effective risk management is key to achieve the Company’s objectives and to ensure people and environmental safety, financial stability and flexibility of the Company as well as the going concern of its business.

Therefore, Vale has developed its risk management strategy in order to provide an integrated approach of the risks that the company is exposed to, considering not only the risks generated by variables traded in financial markets (market risk) and those arising from liquidity risk, but also risk from counterparties obligations (credit risk); those that are related to governance, business model and external environment (strategic risks); risks relating to inadequate or failed internal processes, people, health, safety, environmental and social (operational risk); information security (cybernetic risk)  and internal and external compliance (compliance risk).

a) Corporate risk management policy

The Board of Directors established a corporate risk management policy defining principles and guidelines applicable to this process in the company and the corresponding governance structure based on the lines of defense model.

This policy determines that the first line of defense, that is, the owners of the control activities related to the identified risks and testing assignees of the business units, projects, administrative and support are direct responsible for identifying, assessing, remediating, monitoring and managing risk events under an integrated approach.

The Executive Risk Management Committee is the main body of the risk management structure, and is responsible to provide recommendations regarding Vale’s Risk Management System and to support the Executive Board on the risk monitoring activities and with the related deliberations needed on its corporate management.

The Executive Board is in-charge for the approval of the policy deployment into rules and responsibilities directed to management and control of risks through issuing of internal normative documents.

Internal normative documents related risk management complement the corporate risk management policy and define practices, processes, controls, roles and assignments.

b) Liquidity risk management

The liquidity risk arises from the possibility that Vale might not perform its obligations on due dates, as well as face difficulties to meet its cash requirements due to market liquidity constraints.

See note 21 "Loans, borrowings and cash and cash equivalents" for details on the Company's liquidity risk.

c) Credit risk management

Vale’s exposure to credit risk arises from trade receivables, derivative transactions, guarantees, down payment for suppliers and cash investments.  Our credit risk management process provides a framework for assessing and managing counterparties’ credit risk and for maintaining our risk at an acceptable level.

(i) Commercial credit risk management

See note 10 "Accounts receivable" for details on commercial credit risk.

(ii) Treasury credit risk management

To manage the credit exposure arising from cash investments and derivative instruments, credit limits are approved to each counterparty with whom the Company has credit exposure.

Furthermore, the Company controls the portfolio diversification and monitors different indicators of solvency and liquidity of the different counterparties that were approved for trading.

d) Market risk management

Vale is exposed to several market risk factors that can impact its cash flow. The assessment of this potential impact arising from the volatility of risk factors and their correlations is performed periodically to support the decision making process regarding the risk management strategy, that may incorporate financial instruments, including derivatives.

The portfolio of these financial instruments is monitored on a monthly basis, enabling financial results surveillance and its impact on cash flow.

Considering the nature of Vale’s business and operations, the main market risk factors which the Company is exposed to are:

•	Foreign exchange and interest rates;
•	Product prices and input costs.

Foreign exchange and interest rate risk

The company’s cash flow is subjected to volatility of several currencies, as its product are predominantly priced in US dollar, while most of the costs, disbursements and investments are denominated in other currencies, mainly Brazilian real and Canadian dollar.

In order to reduce the potential impact that arises from this currency mismatch, derivatives instruments may be used as a risk mitigation strategy.

Vale implements hedge transactions to protect its cash flow against the market risks that arises from its debt obligations – mainly currency volatility. The hedges cover most of the debt denominated in Brazilian reais and Euros. The Company uses swap and forward transactions to convert debt linked to Brazilian real and Euros into US dollar, with volumes, flows and settlement dates similar to those of the debt instruments - or sometimes lower, subject to market liquidity conditions.

Hedging instruments with shorter settlement dates are renegotiated through time so that their final maturity matches - or becomes closer - to the debts` final maturity. At each settlement date, the results of the swap and forward transactions partially offset the impact of the foreign exchange rate in Vale’s obligations, contributing to stabilize the cash disbursements in US dollar.

Vale has also exposure to interest rate risks over loans and financings. The US Dollar floating rate debt in the portfolio consists mainly of loans including export pre-payments, commercial banks and multilateral organizations loans. In general, such debt instruments are indexed to the LIBOR (London Interbank Offer Rate) in US dollar.

Risk of product and input prices

Vale is also exposed to market risks related to volatility in commodity and input prices. In accordance with risk management policy, risk mitigation strategies involving commodities may be used to reduce Vale’s cash flow volatility. The risk mitigation strategy may incorporate derivative instruments, predominantly forwards, futures and options.

e) Strategic risk management

Vale addresses the risks related to the execution of established business strategies considering the internal and external environment, as well as risks related to internal procedures and conduct consistent with the Company’s values, mission and strategic objectives.

f) Operational risk management

Vale acts managing operational risks primarily guaranteeing the satisfactory management of health, safety and the environment, but also acts preventing material losses, maintenance of its productive capacity and good relationship with communities.

g) Cybernetic risk management

Vale invests in information security technology to mitigate risks of theft, breach or violation of information privacy, availability of its technology assets and data integrity on the Company’s systems.

h) Compliance risk management

Vale manage risks associated with the ongoing compliance with legal requirements, standards and other regulations related to the Company’s business, including the standards required on reporting and disclosing information to the market.

i) Capital management

The Company's policy aims at establishing a capital structure that will ensure the continuity of the business in the long term. Within this perspective, the Company has been able to maintain a debt profile suitable for its activities, with an amortization well distributed over the years, thus avoiding a concentration in one specific period.

j) Insurance

Vale contracts several types of insurance policies, such as operational risk policy, engineering risks insurance (projects), civil responsibility, life insurance policy for their employees, among others. The coverage of these policies is similar to the ones used in general by the mining industry and is issued in line with the objectives defined by the Company, with the corporate risk management policy and the limitation imposed by the insurance and reinsurance global market.

Insurance management is performed with the support of focal points in the various operational areas of the Company. Among the management instruments, Vale uses captive reinsurance to balance the price on reinsurance contracts with the market, as well as, enable direct access to key international markets of insurance and reinsurance.